Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 13: RELATED PARTY TRANSACTIONS

Jason Remillard is our Chief Executive Officer and sole director. Through his ownership of Series A Preferred Shares, Mr. Remillard has voting control over all matters to be submitted to a vote of our shareholders.

On September 16, 2019, the Company entered into an Asset Purchase Agreement with DMBGroup, LLC. Amounts owed to DMBGroup, LLC including the note payable of $940,000 and member loans of $97,689 were recorded as amounts due to a related party. During the three months ended March 31, 2021, the Company repaid note payable of $119,499 including interest expense of $5,485. As of March 31, 2021 and December 31, 2020, the Company had recorded a liability to DMBGroup totaling $285,883 and $405,382, respectively.

During the three months ended March 31, 2021, the Company borrowed $47,000 from our CEO, our CEO paid operating expenses of $18,249 on behalf of the Company and the Company repaid $48,763 to our CEO.

As of March 31, 2021 and December 31, 2020, the Company had due to related party of $458,218 and $561,230, respectively.

NOTE 15: RELATED PARTY TRANSACTIONS

Jason Remillard is our Chief Executive Officer and sole director. Through his ownership of Series A Preferred Shares, Mr. Remillard has voting control over all matters to be submitted to a vote of our shareholders.

In January 2018 the Company acquired substantially all of the assets of Myriad Software Productions, LLC, which is owned 100% by Mr. Remillard. Those assets were comprised of the software program known as ClassiDocs, and all intellectual property associated therewith. This acquisition changed the Company’s status to no longer being a “shell” under applicable securities rules. In consideration for the acquisition, the Company agreed to a purchase price of $1,500,000 comprised of: (i) $50,000 paid at closing; (ii) $250,000 in the form of our promissory note; and (iii) $1,200,000 in shares of our common stock, valued as of the closing, which equated to 1,600,000 shares of our common stock. The shares were issued in the form of 144,000 shares of the Company’s Series A preferred stock as part of the consideration under the Share Settlement Agreement dated August 14, 2020.

On September 16, 2019, the Company entered into an Asset Purchase Agreement with DMBGroup, LLC, as discussed in Note 4. Amounts owed to DMBGroup, LLC including the note payable of $940,000 and member loans of $97,689 were recorded as amounts due to a related party. During the year ended December 31, 2020, the Company repaid note payable of $458,275 including interest expense of $35,096. As of December 31, 2020 and December 31, 2019, the company had recorded a liability to DMBGroup totaling $405,382 and $828,561, respectively.

During the year ended December 31, 2020, our CEO paid operating expenses of $299,173 on behalf of the Company and the Company repaid $303,079 to our CEO. During the year ended December 31, 2019, the Company borrowed $12,900 from our CEO and repaid $162,495, and our CEO paid operating expenses of $137,264 on behalf of the Company.

During the year ended December 31, 2020, our CEO repaid $135,000 to purchase convertible note of $81,000 and a prepayment penalty of $54,000. As a result, the Company recorded $54,000 as loss on settlement of debt.

During the year ended December 31, 2020 we issued to our CEO a total of 148,666 shares of Series A preferred stock.

As of December 31, 2020 and December 31, 2019, the Company had due to related party of $561,230 and $1,103,314, respectively, which arose from the DMB transaction to acquire DataExpress™.